Loans - Schedule of Aging of Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable
Acquired Impaired Loans	$ 306,426	$ 67,987	$ 14,036
Total Loans	$ 15,064,971	14,098,211
Past due loans threshold period	120 days
Commercial Loans
Accounts, Notes, Loans and Financing Receivable
Acquired Impaired Loans	$ 284,409	63,132	13,271
Past due loans threshold period	90 days
Residential Mortgage
Accounts, Notes, Loans and Financing Receivable
Acquired Impaired Loans	$ 4,627	70	0
Consumer and Other Loans
Accounts, Notes, Loans and Financing Receivable
Acquired Impaired Loans	17,390	4,785	$ 765
Acquired Loans
Accounts, Notes, Loans and Financing Receivable
Accruing	4,249	5,357
Non-accrual Loans	6,958	5,421
Discount/Premium	(12,811)	(23,856)
Acquired Impaired Loans	530,186	724,719
Total Loans	2,370,047	3,136,908
Acquired Loans | Commercial Loans
Accounts, Notes, Loans and Financing Receivable
Total Loans	1,529,182	2,065,514
Acquired Loans | Commercial Loans | Commercial real estate - Construction
Accounts, Notes, Loans and Financing Receivable
Accruing	0	297
Non-accrual Loans	1,946	0
Discount/Premium	(243)	(358)
Acquired Impaired Loans	32,991	56,320
Total Loans	61,408	125,426
Acquired Loans | Commercial Loans | Commercial real estate - Other
Accounts, Notes, Loans and Financing Receivable
Accruing	803	1,566
Non-accrual Loans	1,221	1,491
Discount/Premium	(3,649)	(4,479)
Acquired Impaired Loans	247,677	354,757
Total Loans	1,117,544	1,444,023
Acquired Loans | Commercial Loans | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable
Accruing	124	623
Non-accrual Loans	1,317	1,154
Discount/Premium	(837)	(2,517)
Acquired Impaired Loans	32,732	50,762
Total Loans	348,326	492,476
Acquired Loans | Commercial Loans | Energy-related
Accounts, Notes, Loans and Financing Receivable
Accruing	0	0
Non-accrual Loans	0	170
Discount/Premium	(6)	2
Acquired Impaired Loans	0	1,231
Total Loans	1,904	3,589
Acquired Loans | Residential Mortgage | Residential mortgage
Accounts, Notes, Loans and Financing Receivable
Accruing	1,317	947
Non-accrual Loans	719	1,109
Discount/Premium	(1,835)	(6,601)
Acquired Impaired Loans	122,952	140,580
Total Loans	413,184	501,296
Acquired Loans | Consumer and Other Loans | Consumer - Home equity
Accounts, Notes, Loans and Financing Receivable
Accruing	1,517	1,329
Non-accrual Loans	1,395	1,291
Discount/Premium	(5,237)	(7,333)
Acquired Impaired Loans	88,419	114,130
Total Loans	372,505	490,524
Acquired Loans | Consumer and Other Loans | Consumer - Indirect automobile
Accounts, Notes, Loans and Financing Receivable
Accruing	0	0
Non-accrual Loans	0	0
Discount/Premium	0	0
Acquired Impaired Loans	4	65
Total Loans	4	84
Acquired Loans | Consumer and Other Loans | Consumer - Credit card
Accounts, Notes, Loans and Financing Receivable
Accruing	0	0
Non-accrual Loans	0	0
Discount/Premium	0	0
Acquired Impaired Loans	0	582
Total Loans	468	582
Acquired Loans | Consumer and Other Loans | Consumer - Other
Accounts, Notes, Loans and Financing Receivable
Accruing	488	595
Non-accrual Loans	360	206
Discount/Premium	(1,004)	(2,570)
Acquired Impaired Loans	5,411	6,292
Total Loans	54,704	78,908
Legacy Loans
Accounts, Notes, Loans and Financing Receivable
Accruing	26,006	20,733
Non-accrual Loans	221,543	50,928
Total Loans	12,694,924	11,190,520
Legacy Loans | Commercial Loans
Accounts, Notes, Loans and Financing Receivable
Total Loans	9,377,399	8,133,341
Legacy Loans | Commercial Loans | Commercial real estate - Construction
Accounts, Notes, Loans and Financing Receivable
Accruing	0	801
Non-accrual Loans	0	120
Total Loans	740,761	636,481
Legacy Loans | Commercial Loans | Commercial real estate - Other
Accounts, Notes, Loans and Financing Receivable
Accruing	2,212	3,575
Non-accrual Loans	16,439	15,422
Total Loans	4,882,553	3,867,581
Legacy Loans | Commercial Loans | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable
Accruing	4,869	2,034
Non-accrual Loans	31,227	6,659
Total Loans	3,194,796	2,952,102
Legacy Loans | Commercial Loans | Energy-related
Accounts, Notes, Loans and Financing Receivable
Accruing	1,526	15
Non-accrual Loans	150,329	7,081
Total Loans	559,289	677,177
Legacy Loans | Residential Mortgage | Residential mortgage
Accounts, Notes, Loans and Financing Receivable
Accruing	4,693	4,002
Non-accrual Loans	13,014	13,674
Total Loans	854,216	694,023
Legacy Loans | Consumer and Other Loans | Consumer - Home equity
Accounts, Notes, Loans and Financing Receivable
Accruing	6,679	4,419
Non-accrual Loans	7,979	5,628
Total Loans	1,783,421	1,575,643
Legacy Loans | Consumer and Other Loans | Consumer - Indirect automobile
Accounts, Notes, Loans and Financing Receivable
Accruing	2,956	2,705
Non-accrual Loans	1,038	1,181
Total Loans	131,048	246,214
Legacy Loans | Consumer and Other Loans | Consumer - Credit card
Accounts, Notes, Loans and Financing Receivable
Accruing	298	507
Non-accrual Loans	624	394
Total Loans	82,524	77,261
Legacy Loans | Consumer and Other Loans | Consumer - Other
Accounts, Notes, Loans and Financing Receivable
Accruing	2,773	2,675
Non-accrual Loans	893	769
Total Loans	466,316	464,038
Current or Less Than 30 days past due | Acquired Loans
Accounts, Notes, Loans and Financing Receivable
Accruing	1,841,465	2,425,267
Current or Less Than 30 days past due | Acquired Loans | Commercial Loans | Commercial real estate - Construction
Accounts, Notes, Loans and Financing Receivable
Accruing	26,714	69,167
Current or Less Than 30 days past due | Acquired Loans | Commercial Loans | Commercial real estate - Other
Accounts, Notes, Loans and Financing Receivable
Accruing	871,492	1,090,688
Current or Less Than 30 days past due | Acquired Loans | Commercial Loans | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable
Accruing	314,990	442,454
Current or Less Than 30 days past due | Acquired Loans | Commercial Loans | Energy-related
Accounts, Notes, Loans and Financing Receivable
Accruing	1,910	2,186
Current or Less Than 30 days past due | Acquired Loans | Residential Mortgage | Residential mortgage
Accounts, Notes, Loans and Financing Receivable
Accruing	290,031	365,261
Current or Less Than 30 days past due | Acquired Loans | Consumer and Other Loans | Consumer - Home equity
Accounts, Notes, Loans and Financing Receivable
Accruing	286,411	381,107
Current or Less Than 30 days past due | Acquired Loans | Consumer and Other Loans | Consumer - Indirect automobile
Accounts, Notes, Loans and Financing Receivable
Accruing	0	19
Current or Less Than 30 days past due | Acquired Loans | Consumer and Other Loans | Consumer - Credit card
Accounts, Notes, Loans and Financing Receivable
Accruing	468	0
Current or Less Than 30 days past due | Acquired Loans | Consumer and Other Loans | Consumer - Other
Accounts, Notes, Loans and Financing Receivable
Accruing	49,449	74,385
Current or Less Than 30 days past due | Legacy Loans
Accounts, Notes, Loans and Financing Receivable
Accruing	12,447,375	11,118,859
Current or Less Than 30 days past due | Legacy Loans | Commercial Loans | Commercial real estate - Construction
Accounts, Notes, Loans and Financing Receivable
Accruing	740,761	635,560
Current or Less Than 30 days past due | Legacy Loans | Commercial Loans | Commercial real estate - Other
Accounts, Notes, Loans and Financing Receivable
Accruing	4,863,902	3,848,584
Current or Less Than 30 days past due | Legacy Loans | Commercial Loans | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable
Accruing	3,158,700	2,943,409
Current or Less Than 30 days past due | Legacy Loans | Commercial Loans | Energy-related
Accounts, Notes, Loans and Financing Receivable
Accruing	407,434	670,081
Current or Less Than 30 days past due | Legacy Loans | Residential Mortgage | Residential mortgage
Accounts, Notes, Loans and Financing Receivable
Accruing	836,509	676,347
Current or Less Than 30 days past due | Legacy Loans | Consumer and Other Loans | Consumer - Home equity
Accounts, Notes, Loans and Financing Receivable
Accruing	1,768,763	1,565,596
Current or Less Than 30 days past due | Legacy Loans | Consumer and Other Loans | Consumer - Indirect automobile
Accounts, Notes, Loans and Financing Receivable
Accruing	127,054	242,328
Current or Less Than 30 days past due | Legacy Loans | Consumer and Other Loans | Consumer - Credit card
Accounts, Notes, Loans and Financing Receivable
Accruing	81,602	76,360
Current or Less Than 30 days past due | Legacy Loans | Consumer and Other Loans | Consumer - Other
Accounts, Notes, Loans and Financing Receivable
Accruing	462,650	460,594
30-59 days | Acquired Loans
Accounts, Notes, Loans and Financing Receivable
Accruing	2,586	2,761
30-59 days | Acquired Loans | Commercial Loans | Commercial real estate - Construction
Accounts, Notes, Loans and Financing Receivable
Accruing	0	180
30-59 days | Acquired Loans | Commercial Loans | Commercial real estate - Other
Accounts, Notes, Loans and Financing Receivable
Accruing	716	861
30-59 days | Acquired Loans | Commercial Loans | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable
Accruing	73	623
30-59 days | Acquired Loans | Commercial Loans | Energy-related
Accounts, Notes, Loans and Financing Receivable
Accruing	0	0
30-59 days | Acquired Loans | Residential Mortgage | Residential mortgage
Accounts, Notes, Loans and Financing Receivable
Accruing	328	7
30-59 days | Acquired Loans | Consumer and Other Loans | Consumer - Home equity
Accounts, Notes, Loans and Financing Receivable
Accruing	1,078	622
30-59 days | Acquired Loans | Consumer and Other Loans | Consumer - Indirect automobile
Accounts, Notes, Loans and Financing Receivable
Accruing	0	0
30-59 days | Acquired Loans | Consumer and Other Loans | Consumer - Credit card
Accounts, Notes, Loans and Financing Receivable
Accruing	0	0
30-59 days | Acquired Loans | Consumer and Other Loans | Consumer - Other
Accounts, Notes, Loans and Financing Receivable
Accruing	391	468
30-59 days | Legacy Loans
Accounts, Notes, Loans and Financing Receivable
Accruing	18,026	13,839
30-59 days | Legacy Loans | Commercial Loans | Commercial real estate - Construction
Accounts, Notes, Loans and Financing Receivable
Accruing	0	801
30-59 days | Legacy Loans | Commercial Loans | Commercial real estate - Other
Accounts, Notes, Loans and Financing Receivable
Accruing	1,861	2,687
30-59 days | Legacy Loans | Commercial Loans | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable
Accruing	3,999	1,208
30-59 days | Legacy Loans | Commercial Loans | Energy-related
Accounts, Notes, Loans and Financing Receivable
Accruing	0	15
30-59 days | Legacy Loans | Residential Mortgage | Residential mortgage
Accounts, Notes, Loans and Financing Receivable
Accruing	2,012	1,075
30-59 days | Legacy Loans | Consumer and Other Loans | Consumer - Home equity
Accounts, Notes, Loans and Financing Receivable
Accruing	5,249	3,549
30-59 days | Legacy Loans | Consumer and Other Loans | Consumer - Indirect automobile
Accounts, Notes, Loans and Financing Receivable
Accruing	2,551	2,187
30-59 days | Legacy Loans | Consumer and Other Loans | Consumer - Credit card
Accounts, Notes, Loans and Financing Receivable
Accruing	199	394
30-59 days | Legacy Loans | Consumer and Other Loans | Consumer - Other
Accounts, Notes, Loans and Financing Receivable
Accruing	2,155	1,923
60-89 days | Acquired Loans
Accounts, Notes, Loans and Financing Receivable
Accruing	1,381	2,305
60-89 days | Acquired Loans | Commercial Loans | Commercial real estate - Construction
Accounts, Notes, Loans and Financing Receivable
Accruing	0	117
60-89 days | Acquired Loans | Commercial Loans | Commercial real estate - Other
Accounts, Notes, Loans and Financing Receivable
Accruing	55	705
60-89 days | Acquired Loans | Commercial Loans | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable
Accruing	51	0
60-89 days | Acquired Loans | Commercial Loans | Energy-related
Accounts, Notes, Loans and Financing Receivable
Accruing	0	0
60-89 days | Acquired Loans | Residential Mortgage | Residential mortgage
Accounts, Notes, Loans and Financing Receivable
Accruing	989	940
60-89 days | Acquired Loans | Consumer and Other Loans | Consumer - Home equity
Accounts, Notes, Loans and Financing Receivable
Accruing	189	416
60-89 days | Acquired Loans | Consumer and Other Loans | Consumer - Indirect automobile
Accounts, Notes, Loans and Financing Receivable
Accruing	0	0
60-89 days | Acquired Loans | Consumer and Other Loans | Consumer - Credit card
Accounts, Notes, Loans and Financing Receivable
Accruing	0	0
60-89 days | Acquired Loans | Consumer and Other Loans | Consumer - Other
Accounts, Notes, Loans and Financing Receivable
Accruing	97	127
60-89 days | Legacy Loans
Accounts, Notes, Loans and Financing Receivable
Accruing	6,876	6,270
60-89 days | Legacy Loans | Commercial Loans | Commercial real estate - Construction
Accounts, Notes, Loans and Financing Receivable
Accruing	0	0
60-89 days | Legacy Loans | Commercial Loans | Commercial real estate - Other
Accounts, Notes, Loans and Financing Receivable
Accruing	351	793
60-89 days | Legacy Loans | Commercial Loans | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable
Accruing	870	739
60-89 days | Legacy Loans | Commercial Loans | Energy-related
Accounts, Notes, Loans and Financing Receivable
Accruing	1,526	0
60-89 days | Legacy Loans | Residential Mortgage | Residential mortgage
Accounts, Notes, Loans and Financing Receivable
Accruing	1,577	2,485
60-89 days | Legacy Loans | Consumer and Other Loans | Consumer - Home equity
Accounts, Notes, Loans and Financing Receivable
Accruing	1,430	870
60-89 days | Legacy Loans | Consumer and Other Loans | Consumer - Indirect automobile
Accounts, Notes, Loans and Financing Receivable
Accruing	405	518
60-89 days | Legacy Loans | Consumer and Other Loans | Consumer - Credit card
Accounts, Notes, Loans and Financing Receivable
Accruing	99	113
60-89 days | Legacy Loans | Consumer and Other Loans | Consumer - Other
Accounts, Notes, Loans and Financing Receivable
Accruing	618	752
Greater than 90 days | Acquired Loans
Accounts, Notes, Loans and Financing Receivable
Accruing	282	291
Greater than 90 days | Acquired Loans | Commercial Loans | Commercial real estate - Construction
Accounts, Notes, Loans and Financing Receivable
Accruing	0	0
Greater than 90 days | Acquired Loans | Commercial Loans | Commercial real estate - Other
Accounts, Notes, Loans and Financing Receivable
Accruing	32	0
Greater than 90 days | Acquired Loans | Commercial Loans | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable
Accruing	0	0
Greater than 90 days | Acquired Loans | Commercial Loans | Energy-related
Accounts, Notes, Loans and Financing Receivable
Accruing	0	0
Greater than 90 days | Acquired Loans | Residential Mortgage | Residential mortgage
Accounts, Notes, Loans and Financing Receivable
Accruing	0	0
Greater than 90 days | Acquired Loans | Consumer and Other Loans | Consumer - Home equity
Accounts, Notes, Loans and Financing Receivable
Accruing	250	291
Greater than 90 days | Acquired Loans | Consumer and Other Loans | Consumer - Indirect automobile
Accounts, Notes, Loans and Financing Receivable
Accruing	0	0
Greater than 90 days | Acquired Loans | Consumer and Other Loans | Consumer - Credit card
Accounts, Notes, Loans and Financing Receivable
Accruing	0	0
Greater than 90 days | Acquired Loans | Consumer and Other Loans | Consumer - Other
Accounts, Notes, Loans and Financing Receivable
Accruing	0	0
Greater than 90 days | Legacy Loans
Accounts, Notes, Loans and Financing Receivable
Accruing	1,104	624
Greater than 90 days | Legacy Loans | Commercial Loans | Commercial real estate - Construction
Accounts, Notes, Loans and Financing Receivable
Accruing	0	0
Greater than 90 days | Legacy Loans | Commercial Loans | Commercial real estate - Other
Accounts, Notes, Loans and Financing Receivable
Accruing	0	95
Greater than 90 days | Legacy Loans | Commercial Loans | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable
Accruing	0	87
Greater than 90 days | Legacy Loans | Commercial Loans | Energy-related
Accounts, Notes, Loans and Financing Receivable
Accruing	0	0
Greater than 90 days | Legacy Loans | Residential Mortgage | Residential mortgage
Accounts, Notes, Loans and Financing Receivable
Accruing	1,104	442
Greater than 90 days | Legacy Loans | Consumer and Other Loans | Consumer - Home equity
Accounts, Notes, Loans and Financing Receivable
Accruing	0	0
Greater than 90 days | Legacy Loans | Consumer and Other Loans | Consumer - Indirect automobile
Accounts, Notes, Loans and Financing Receivable
Accruing	0	0
Greater than 90 days | Legacy Loans | Consumer and Other Loans | Consumer - Credit card
Accounts, Notes, Loans and Financing Receivable
Accruing	0	0
Greater than 90 days | Legacy Loans | Consumer and Other Loans | Consumer - Other
Accounts, Notes, Loans and Financing Receivable
Accruing	$ 0	$ 0